Consolidated Statements of Operations - costs of sales and services (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated Statements of Operations
Merchant banking products and services	$ 95,189	$ 119,552	$ 223,049
Market value (increase) decrease on commodity inventories	(160)	109	(400)
Write-downs of inventories	1,822
(Gain) loss on derivative contracts, net	(122)	794	(1,934)
Loss on securities, net	0		619
(Gain) loss dispositions of subsidiaries, net	(485)	(25,771)	10,219
Gains on settlements and derecognition of liabilities	(1,168)	(9,502)	(3,779)
Gains on settlements and derecognition of liabilities	(1,168)	(9,502)	(3,779)
Change in fair value of loan payable at FVTPL	979	167
Other, including medical and real estate sectors	2,264	9,188	11,889
Total cost of sales and services	$ 98,319	$ 94,537	$ 239,663